Presentation of Financial Statements and Summary of Significant Accounting Policies - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Research and development expense recognized	R$ 63,085	R$ 55,836	R$ 50,129
Cumulative translation adjustments	65,857	53,061	7,519	R$ 66,925
Impairment loss recognized	5,565
Gains and losses from changes in foreign investments	4,090	R$ 7,368	3,425
Impairment loss	5,565		2,114
Oxiteno S. A. Industria e Comercio [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Impairment loss recognized	R$ 5,565
Purchase Exchange Rate [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Variable exchange rate VES/US$	638.18
Sale Exchange Rate [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Variable exchange rate VES/US$	636.58
Goodwill [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Impairment loss			1,695
Intangible assets other than goodwill [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Impairment loss			R$ 419